SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended
Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Income tax description	The largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement
Lease term	12 years